Net Financial Result (Details) - Schedule of Net Financial Result - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Financial Result [Abstract]
Interest income	€ 848,243	€ 1,087,011	€ 1,754,148	€ 1,543,047
Interest expenses	(2,056)	(363)	25	(782)
Interest on lease liabilities	(6,676)	(4,689)	(10,869)	(9,798)
Finance Result	839,511	1,081,959	1,743,304	1,532,467
Foreign exchange income	1,754,243	2,090,994	3,803,826	2,381,519
Foreign exchange expense	(1,042,832)	(1,323,348)	(1,268,039)	(2,751,183)
Foreign exchange result	711,411	767,646	2,535,787	(369,664)
Other financial result		(195,567)	103,285	2,241
Net financial result	€ 1,550,922	€ 1,654,038	€ 4,382,376	€ 1,165,044